Entity-Wide Information (Schedule of revenues by geographic area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 269,659	$ 155,859	$ 134,019
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	224,931	137,555	115,925
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,641	9,847	10,388
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 16,087	$ 8,457	$ 7,706